Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2011
Other Comprehensive Income (Loss)
Other Comprehensive Income (Loss)

(13) Other Comprehensive Income (Loss)

The accumulated balances for each classification of other comprehensive income (loss), net of tax, for the years ended March 31, 2009, 2010 and 2011 were as follows:

	Yen (Millions)
	Foreign currency translation adjustments	Net unrealized gains (losses) on securities	Pension related adjustment	Accumulated other comprehensive income (loss)
Balance at March 31, 2008	¥(7,100)	300	(815)	(7,615)

Change during the year	(1,793)	(2,062)	(4,701)	(8,556)
Reclassification adjustments for realized portion	—	1,818	(234)	1,584

	(1,793)	(244)	(4,935)	(6,972)

Balance at March 31, 2009	¥(8,893)	56	(5,750)	(14,587)

Change during the year	(2,614)	742	1,241	(631)
Reclassification adjustments for realized portion	—	34	325	359

	(2,614)	776	1,566	(272)

Balance at March 31, 2010	¥(11,507)	832	(4,184)	(14,859)

Change during the year	(3,231)	(311)	(401)	(3,943)
Reclassification adjustments for realized portion	—	252	280	532

	(3,231)	(59)	(121)	(3,411)

Balance at March 31, 2011	¥(14,738)	773	(4,305)	(18,270)

The related tax effects allocated to each component of other comprehensive income (loss) for the years ended March 31, 2009, 2010 and 2011 were as follows:

	Yen (Millions)
	Before-tax amount	Tax (expense) or benefit	Net-of-tax amount
Year ended March 31, 2009:
Foreign currency translation adjustments	¥(1,793)	—	(1,793)
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) arising during the year	(3,459)	1,397	(2,062)
Less reclassification adjustments for net gains (losses) realized in earnings	3,050	(1,232)	1,818

Net unrealized gains (losses)	(409)	165	(244)
Pension related adjustment	(4,935)	—	(4,935)
Other comprehensive income (loss)	¥(7,137)	165	(6,972)

Year ended March 31, 2010:
Foreign currency translation adjustments	¥(2,614)	—	(2,614)
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) arising during the year	1,224	(482)	742
Less reclassification adjustments for net gains (losses) realized in earnings	57	(23)	34

Net unrealized gains (losses)	1,281	(505)	776
Pension related adjustment	1,566	—	1,566
Other comprehensive income (loss)	¥233	(505)	(272)

Year ended March 31, 2011:
Foreign currency translation adjustments	¥(3,231)	—	(3,231)
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) arising during the year	(540)	229	(311)
Less reclassification adjustments for net gains (losses) realized in earnings	423	(171)	252

Net unrealized gains (losses)	(117)	58	(59)
Pension related adjustment	(121)	—	(121)
Other comprehensive income (loss)	¥(3,469)	58	(3,411)